Derivative Instruments - Realized and Unrealized Gains and Losses on Derivatives (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss			$ 20,953	$ 1,841
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(9,795)	(1,635)	(20,953)	(1,841)
Unrealized gain (loss)	$ (1,403)	$ 15,276	$ (10,625)	$ 10,489